SCHEDULE OF NOTES PAYABLE - RELATED PARTIES (Details) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Notes payable	$ 15,496,921	$ 10,986,250
Note Payable Relate Parties [Member]
Debt Instrument [Line Items]
Notes payable	$ 5,000,000	$ 5,000,000	$ 5,000,000
Interest percentage	5.00%	5.00%	5.00%
Maturity date	Dec. 03, 2022	Dec. 03, 2022
Notes Payable Related Parties One [Member]
Debt Instrument [Line Items]
Notes payable		$ 435,000	$ 65,000
Note Payable Related Parties One [Member]
Debt Instrument [Line Items]
Notes payable	$ 435,000	$ 65,000
Interest percentage	5.00%	5.00%	5.00%
Maturity date	Apr. 01, 2022	Apr. 01, 2022
Increase in debt instrument material modification	$ 9,000	$ 9,000
Notes Payable Related Parties Two [Member]
Debt Instrument [Line Items]
Notes payable		271,250	$ 215,000
Note Payable Relate Parties Two [Member]
Debt Instrument [Line Items]
Notes payable	$ 271,250	$ 215,000
Interest percentage	3.00%	3.00%	3.00%
Maturity date	Dec. 31, 2022	Dec. 31, 2022
Notes Payable Three [Member]
Debt Instrument [Line Items]
Interest percentage	4.00%	4.00%
Maturity date	Feb. 22, 2025
Notes Payable Four [Member]
Debt Instrument [Line Items]
Interest percentage	4.00%	4.00%
Maturity date	Mar. 31, 2025